Net interest income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income
Loans	4,876	4,889	5,268
Investment securities	64	97	95
Trading assets	11,945	11,695	14,056
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,666
Other	2,280	3,056	3,448
Interest and dividend income	22,105	23,002	25,533
Deposits	(1,353)	(1,694)	(1,601)
Short-term borrowings	(184)	(69)	(63)
Trading liabilities	(6,833)	(7,125)	(9,011)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,677)	(1,621)	(1,637)
Long-term debt	(4,632)	(5,659)	(6,333)
Other	(276)	(401)	(347)
Interest expense	(14,955)	(16,569)	(18,992)
Net interest income	7,150	6,433	6,541
Bank
Net interest income
Loans	4,333	4,333	4,715
Investment securities	52	74	68
Trading assets	11,949	11,700	14,073
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,940	3,265	2,667
Other	2,285	3,065	3,462
Interest and dividend income	21,559	22,437	24,985
Deposits	(1,332)	(1,669)	(1,573)
Short-term borrowings	(71)	(69)	(63)
Trading liabilities	(6,833)	(7,125)	(9,017)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,676)	(1,621)	(1,637)
Long-term debt	(4,554)	(5,537)	(6,161)
Other	(276)	(402)	(344)
Interest expense	(14,742)	(16,423)	(18,795)
Net interest income	6,817	6,014	6,190